Analysis of performance by segment - Net insurance and reinsurance finance income (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of operating segments
Net finance (expense) income from insurance contracts	$ (4,154)	$ (8,839)	$ 28,623
Net finance income (expense) from reinsurance contracts held	(338)	191	(1,193)
Accretion of interest on GMM contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(295)	(233)	(240)
Net finance income (expense) from reinsurance contracts held	109	45	45
Changes in fair value of underlying assets and other adjustments relating to VFA contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(3,258)	(8,162)	28,498
Effect of changes in interest rates and other financial assumptions
Analysis of operating segments
Net finance (expense) income from insurance contracts	(491)	(276)	458
Net finance income (expense) from reinsurance contracts held	(467)	168	(1,301)
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates
Analysis of operating segments
Net finance (expense) income from insurance contracts	5	43	53
Net finance income (expense) from reinsurance contracts held	(23)	(11)	71
Net foreign exchange income (expense)
Analysis of operating segments
Net finance (expense) income from insurance contracts	21	12	(524)
Net finance income (expense) from reinsurance contracts held	19	(8)	(1)
Other finance (expense) income from contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(136)	(223)	378
Net finance income (expense) from reinsurance contracts held	24	(3)	(7)
Effect of changes in policyholder interest in excess net assets of relevant participating funds
Analysis of operating segments
Net finance (expense) income from insurance contracts	(110)	(192)	515
Effect of changes in non-performance risk of reinsurers
Analysis of operating segments
Net finance income (expense) from reinsurance contracts held	$ 24	$ (3)	$ (7)